Expense Example - Militia Long/Short Equity ETF - Militia Long/Short Equity ETF Class	Aug. 12, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 1,354
Expense Example, with Redemption, 3 Years	$ 3,700